Financial and capital risk management (Details 2) - Not Designated As Hedging Instruments [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	$ 903	$ 1,154	$ (23)
Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	900	1,130	(159)
Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement		43	125
Cdi Tjlp Versus Usd Fixed And Floating Rate Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	214	394	(155)
Ipca Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	28	74	28
Eurobonds Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement			(28)
Dollar Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	667	628	(20)
Libor Swap [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(23)	34	16
Treasury Hedge Forward [Member] | Foreign Exchange And Interest Rate Risk [Member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	14
Bunker Oil Gasoil And Brent [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	15	25	127
Energy Transition Materials [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	(15)	18	(2)
Other Options [Member] | Commodity price risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) recognized in the income statement	$ 3	$ (19)	$ 11